Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	[1]	¥ 130,357	¥ 162,644
Carrying value of investment contracts underwritten		242,496	258,310
Estimated fair value of investment contracts underwritten		244,246	261,039
Listed equity securities [Member]
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		109,887	140,024
Unlisted equity securities [Member]
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		¥ 20,470	¥ 22,621

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \140,024 million and \22,621 million respectively, as of March 31, 2015, and \109,887 million and \20,470 million respectively, as of March 31, 2016. These securities are carried at fair value, with changes in fair value recognized within Revenue-Other in the consolidated statements of income.